UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: January 31, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON GLOBAL CURRENTS INTERNATIONAL ALL CAP OPPORTUNITY FUND

FORM N-Q

JANUARY 31, 2012

LEGG MASON GLOBAL CURRENTS INTERNATIONAL ALL CAP OPPORTUNITY FUND

Schedule of Investments (unaudited)	January 31, 2012

SECURITY	SHARES	VALUE
COMMON STOCKS - 95.4%
CONSUMER DISCRETIONARY - 18.6%
Auto Components - 1.0%
Bridgestone Corp.	91,236	$2,080,401

Automobiles - 1.4%
DaimlerChrysler AG, Registered Shares	55,110	3,045,299

Hotels, Restaurants & Leisure - 3.0%
Carnival PLC	108,900	3,243,329
Greene King PLC	422,103	3,273,204

Total Hotels, Restaurants & Leisure		6,516,533

Household Durables - 2.0%
Electrolux AB	120,190	2,201,495
Techtronic Industries Co., Ltd.	1,803,170	2,004,220

Total Household Durables		4,205,715

Media - 6.5%
Grupo Televisa SA, ADR	179,760	3,544,867
Publicis Groupe SA	76,800	3,863,623
Reed Elsevier NV	357,360	4,251,876
WPP PLC	201,060	2,361,972

Total Media		14,022,338

Multiline Retail - 1.5%
Myer Holdings Ltd.	1,401,428	3,183,948

Specialty Retail - 3.2%
SHIMAMURA Co., Ltd.	30,600	3,155,550
Statoil Fuel & Retail ASA	489,410	3,626,155	*

Total Specialty Retail		6,781,705

TOTAL CONSUMER DISCRETIONARY		39,835,939

CONSUMER STAPLES - 6.6%
Beverages - 1.7%
Anheuser-Busch InBev NV, Strip VVPR	72,800	95	*
C&C Group PLC	890,493	3,657,501

Total Beverages		3,657,596

Food Products - 4.9%
Aryzta AG	81,140	3,746,279	*
Unilever NV, CVA	96,876	3,224,989
Viterra Inc.	325,920	3,507,207

Total Food Products		10,478,475

TOTAL CONSUMER STAPLES		14,136,071

ENERGY - 6.0%
Oil, Gas & Consumable Fuels - 6.0%
BG Group PLC	169,500	3,806,150
Cairn Energy PLC	4,750	21,093	*
Canadian Natural Resources Ltd.	116,660	4,621,258
Gazprom OAO, ADR	191,420	2,316,182
Royal Dutch Shell PLC, Class A Shares	59,361	2,102,684
Total SA	4	211

TOTAL ENERGY		12,867,578

FINANCIALS - 15.7%
Capital Markets - 3.7%
F&C Asset Management PLC	4,126,384	4,311,064
UBS AG, Registered Shares	271,981	3,702,251	*

Total Capital Markets		8,013,315

Commercial Banks - 7.3%
Banco Santander SA	432,143	3,363,324
Barclays PLC	1,296,468	4,342,344

See Notes to Schedule of Investments.

LEGG MASON GLOBAL CURRENTS INTERNATIONAL ALL CAP OPPORTUNITY FUND

Schedule of Investments (unaudited) (cont’d)	January 31, 2012

SECURITY	SHARES	VALUE
Commercial Banks - 7.3% (continued)
DBS Group Holdings Ltd.	258,100	$2,780,343
Sumitomo Mitsui Financial Group Inc.	160,700	5,112,798

Total Commercial Banks		15,598,809

Insurance - 2.9%
AXA SA	262,796	3,989,221
Muenchener Rueckversicherungs-Gesellschaft AG (MunichRe), Registered Shares	16,970	2,210,881

Total Insurance		6,200,102

Real Estate Management & Development - 1.8%
Cheung Kong Holdings Ltd.	184,000	2,472,219
GAGFAH SA	271,500	1,364,431

Total Real Estate Management & Development		3,836,650

TOTAL FINANCIALS		33,648,876

HEALTH CARE - 11.6%
Health Care Equipment & Supplies - 1.1%
Nobel Biocare Holding AG, Registered Shares	177,090	2,454,827	*

Health Care Providers & Services - 4.0%
Primary Health Care Ltd.	1,257,680	3,978,944
Rhoen-Klinikum AG	221,840	4,597,866

Total Health Care Providers & Services		8,576,810

Pharmaceuticals - 6.5%
Bayer AG, Registered Shares	56,180	3,934,453
H. Lundbeck A/S	109,330	2,154,532
Meda AB, Class A Shares	359,410	3,793,552
Teva Pharmaceutical Industries Ltd., ADR	89,140	4,022,888

Total Pharmaceuticals		13,905,425

TOTAL HEALTH CARE		24,937,062

INDUSTRIALS - 15.7%
Aerospace & Defense - 1.0%
Thales SA	60,164	2,058,333

Airlines - 1.8%
easyJet PLC	540,270	3,800,462	*

Commercial Services & Supplies - 6.8%
Loomis AB, Class B Shares	308,770	4,505,023
Mitie Group PLC	554,110	2,222,210
Newalta Corp.	251,500	3,501,486
Shanks Group PLC	2,005,880	3,110,293
Séché Environnement	35,420	1,308,391

Total Commercial Services & Supplies		14,647,403

Electrical Equipment - 0.5%
Bekaert NV	27,130	1,103,303

Industrial Conglomerates - 1.8%
Rheinmetall AG	20,100	1,077,832
Siemens AG, Registered Shares	29,190	2,754,447

Total Industrial Conglomerates		3,832,279

Machinery - 0.8%
Interpump Group SpA	247,345	1,834,469

Professional Services - 3.0%
Adecco SA	52,600	2,493,143	*
Teleperformance	157,010	3,933,994

Total Professional Services		6,427,137

TOTAL INDUSTRIALS		33,703,386

See Notes to Schedule of Investments.

LEGG MASON GLOBAL CURRENTS INTERNATIONAL ALL CAP OPPORTUNITY FUND

Schedule of Investments (unaudited) (cont’d)	January 31, 2012

SECURITY		SHARES	VALUE
INFORMATION TECHNOLOGY - 8.4%
Communications Equipment - 1.7%
Telefonaktiebolaget LM Ericsson, Class B Shares		382,090	$3,552,693

Electronic Equipment, Instruments & Components - 1.5%
Ingenico SA		76,475	3,209,562

IT Services - 4.3%
Accenture PLC, Class A Shares		49,880	2,860,119
Indra Sistemas SA		172,350	2,269,078
ITOCHU Techno-Solutions Corp.		87,460	4,044,824

Total IT Services			9,174,021

Software - 0.9%
Square Enix Co., Ltd.		101,211	2,038,295

TOTAL INFORMATION TECHNOLOGY			17,974,571

MATERIALS - 7.8%
Chemicals - 3.3%
Akzo Nobel NV		66,750	3,472,411
BASF SE		25,540	1,963,698
Symrise AG		59,440	1,693,016

Total Chemicals			7,129,125

Construction Materials - 1.1%
HeidelbergCement AG		49,000	2,408,348

Containers & Packaging - 1.5%
Rexam PLC		524,360	3,090,313

Metals & Mining - 1.9%
Barrick Gold Corp.		84,020	4,138,825

TOTAL MATERIALS			16,766,611

TELECOMMUNICATION SERVICES - 5.0%
Diversified Telecommunication Services - 1.0%
BCE Inc.		49,810	2,030,750

Wireless Telecommunication Services - 4.0%
China Mobile Ltd., ADR		119,790	6,118,873
Vodafone Group PLC		910,421	2,450,369

Total Wireless Telecommunication Services			8,569,242

TOTAL TELECOMMUNICATION SERVICES			10,599,992

TOTAL COMMON STOCKS (Cost - $196,208,164)			204,470,086

PREFERRED STOCKS - 1.1%
CONSUMER DISCRETIONARY - 1.1%
ProSiebenSat.1 Media AG (Cost - $2,128,313)		97,560	2,289,383

	EXPIRATION DATE
RIGHTS - 0.0%
Banco Santander SA (Cost - $65,127)	1/30/12	432,143	72,919	*(a)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $198,401,604)			206,832,388

See Notes to Schedule of Investments.

LEGG MASON GLOBAL CURRENTS INTERNATIONAL ALL CAP OPPORTUNITY FUND

Schedule of Investments (unaudited) (cont’d)	January 31, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENTS - 3.6%
Repurchase Agreements - 3.6%
Interest in $289,360,000 joint tri-party repurchase agreement dated 1/31/12 with Deutsche Bank Securities Inc.; Proceeds at maturity - $7,681,047; (Fully collateralized by various U.S. government agency obligations, 0.000% to 2.500% due 2/22/12 to 8/25/16; Market value - $7,834,645) (Cost - $7,681,000)	0.220%	2/1/12	$7,681,000	$7,681,000

TOTAL INVESTMENTS - 100.1% (Cost - $206,082,604#)				214,513,388
Liabilities in Excess of Other Assets - (0.1)%				(251,775)

TOTAL NET ASSETS - 100.0%				$214,261,613

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	—American Depositary Receipts
CVA	— Certificaaten van aandelen (Share Certificates)
Strip VVPR	— Verminderde Voorheffing Précompte Réduit (Belgium dividend coupon)

See Notes to Schedule of Investments.

LEGG MASON GLOBAL CURRENTS INTERNATIONAL ALL CAP OPPORTUNITY FUND

Schedule of Investments (unaudited) (cont’d)	January 31, 2012

Summary of Investments by Country†

United Kingdom	16.8%
Germany	12.1
France	8.6
Canada	8.3
Japan	7.7
Sweden	6.5
Netherlands	6.1
Switzerland	5.8
Hong Kong	4.9
Australia	3.3
Ireland	3.0
Spain	2.7
Israel	1.9
Norway	1.7
Mexico	1.7
Singapore	1.3
Russia	1.1
Denmark	1.0
Italy	0.8
Luxembourg	0.6
Belgium	0.5
Short-Term Investments	3.6

100.0%

†	As a percentage of total investments. Please note that Fund holdings are as of January 31, 2012 and are subject to change.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Global Currents International All Cap Opportunity Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of fair valuation techniques and methodologies. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Common stocks	$204,470,086	—	—	$204,470,086
Preferred stocks	2,289,383	—	—	2,289,383
Rights	—	$72,919	—	72,919

Total long-term investments	$206,759,469	$72,919	—	$206,832,388

Short-term investments†	—	$7,681,000	—	$7,681,000

Total investments	$206,759,469	$7,753,919	—	$214,513,388

†	See Schedule of Investments for additional detailed categorizations.

Notes to Schedule of Investments (unaudited) (continued)

For the period ended January 31, 2012, as a result of fair value pricing procedures for international equities utilized by the Fund, certain securities transferred in and out of level 1 and level 2 measurements during the period.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Foreign investment risk. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(e) Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At January 31, 2012, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$24,608,215
Gross unrealized depreciation	(16,177,431)

Net unrealized appreciation	$8,430,784

3. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended January 31, 2012, the Fund did not invest in any derivative instruments.

4. Recent accounting pronouncement

In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU No. 2011-04”). ASU No. 2011-04 establishes common requirements for measuring fair value and for disclosing information about fair value measurements. ASU No. 2011-04 is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact the adoption of ASU No. 2011-04 will have on the Fund’s financial statements and related disclosures.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	March 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	March 28, 2012

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	March 28, 2012